Nature and extent of risk arising from financial instruments (Details Narrative)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Description for effect on foreign exchange rates	A 5% increase or decrease in the U.S. dollar exchange rate would increase or decrease the unrealized exchange gain (loss) by $10.
Credit Facility - Liquid [Member]
Statement Line Items [Line Items]
LIBOR floor	1.50%
LIBOR	1.74%	2.50%	1.56%
Credit Facility - Other [Member]
Statement Line Items [Line Items]
LIBOR floor	2.00%		2.00%
LIBOR [Member]
Statement Line Items [Line Items]
Description for impact of change in LIBOR	A 50 basis point increase in LIBOR would increase annual credit facility interest expense by $464.